Income Taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current
U.S. Federal	$ (538)	$ 211	$ 99
State	10	35	20
Foreign	16	23	18
Total Current	(512)	269	137
Deferred
U.S. Federal	(317)	23	599
State	(5)	(9)	1
Foreign	(9)	(6)	(9)
Total Deferred	(331)	8	591
Income tax (benefit)/expense	(843)	277	728
Effective tax rate (as a percent)	130.50%	36.80%	43.60%
Domestic and foreign components of income from continuing operations before income tax expense
U.S.	(680)	691	1,508
Foreign	34	62	161
(Loss)/Income Before Income Taxes	(646)	753	1,669
Reconciliation of the U.S. federal statutory rate to NRG's effective rate from continuing operations
(Loss)/Income Before Income Taxes	(646)	753	1,669
Tax at 35%	(226)	264	584
U.S. federal statutory rate (as a percent)	35.00%
Federal refunds on prior year returns	(13)
State taxes, net of federal benefit	15	18	23
Foreign operations	(3)	(3)	(53)
Federal and state tax credits	(1)	(7)	0
Valuation allowance	(63)	(34)	119
Expiration of capital losses	45	0	249
Reversal of valuation allowance on expired capital losses	(45)	0	(249)
Change in state effective tax rate	0	0	(5)
Foreign (loss)/earnings	4	17	33
Non-deductible interest	0	4	10
Interest accrued on uncertain tax positions	2	25	9
Production tax credit	(14)	(11)	(10)
Reversal of uncertain tax position reserves	(561)	0	0
Other	4	4	18
Income tax (benefit)/expense	(843)	277	728
Effective income tax rate (as a percent)	130.50%	36.80%	43.60%
IRS Settlement
Reconciliation of the U.S. federal statutory rate to NRG's effective rate from continuing operations
Federal refunds on prior year returns	(633)
Net operating losses of previously unceratin tax benefits	$ 536